Trade Accounts Receivables Factoring Agreement	9 Months Ended
Sep. 30, 2014
Trade Acounts Receivables Factoring Agreement [Abstract]
Trade Acounts Receivables Factoring Agreement
3.      Trade Accounts Receivables Factoring Agreement

In connection with the factoring agreement, renewed on November 14, 2014 and valid until November 14, 2015, the Company sold $421,630 and $396,584 of trade accounts receivable during the periods ended September 30, 2013 and 2014, respectively, net of servicing fees of $1,181 and $1,049, included in the consolidated statements of income.